Intangible assets, net - Amortization of intangible assets was allocated as follows (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net
Total amortization	¥ 12,007	¥ 11,764	¥ 24,032	¥ 21,887	¥ 20,478
Selling and marketing expenses
Intangible assets, net
Total amortization	3	254	257	876	1,027
General and administrative expenses
Intangible assets, net
Total amortization	4,899	4,670	9,730	5,845	2,535
Research and development expenses
Intangible assets, net
Total amortization	¥ 7,105	¥ 6,840	¥ 14,045	¥ 15,089	¥ 16,820